Provisions for pensions - Canada Provisions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) plan	Dec. 31, 2023 USD ($)
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Provisions for pensions	$ 27,618	$ 29,805
CANADA
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	23,805	25,938
Provisions for pensions	5,181	6,538
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	25,938	23,763
Service cost	389	315
Borrowing cost	1,177	1,230
Actuarial differences	(328)	1,264
Benefits paid	(1,324)	(1,168)
Exchange differences	(2,047)	534
Obligations at end of year	23,805	$ 25,938
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discretionary contributions to the defined benefit pension and postretirement plans	$ 548
Weighted average duration of defined benefit obligation	12 years 4 months 13 days	12 years 5 months
CANADA | Underfunded
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	$ 23,805	$ 25,938
Fair value of plan assets	(18,456)	(19,231)
Provisions for pensions	5,349	6,707
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	25,938
Obligations at end of year	$ 23,805	25,938
CANADA | Actuarial assumption of medical cost trend rates [member]
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Health care cost trend rate	4.90%
CANADA | Pension Plans
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	$ 18,479	20,196
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	20,196	18,266
Service cost	93	110
Borrowing cost	914	943
Actuarial differences	(14)	1,449
Benefits paid	(1,123)	(985)
Exchange differences	(1,587)	413
Obligations at end of year	$ 18,479	$ 20,196
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate	4.68%	4.65%
CANADA | Pension Plans | Underfunded
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	$ 18,479	$ 20,196
Fair value of plan assets	(18,456)	(19,231)
Provisions for pensions	23	965
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	20,196
Obligations at end of year	18,479	20,196
CANADA | Post Retirement Plans
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	5,326	5,742
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	5,742	5,497
Service cost	296	205
Borrowing cost	263	287
Actuarial differences	(314)	(185)
Benefits paid	(201)	(183)
Exchange differences	(460)	121
Obligations at end of year	$ 5,326	$ 5,742
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate	4.75%	4.65%
CANADA | Post Retirement Plans | Underfunded
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	$ 5,326	$ 5,742
Provisions for pensions	5,326	5,742
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	5,742
Obligations at end of year	$ 5,326	$ 5,742
CANADA | Post Retirement Plans | Actuarial assumption of medical cost trend rates [member]
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Percentage of reasonably possible increase in actuarial assumption	1.00%	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 852	$ 926
Percentage of reasonably possible decrease in actuarial assumption	1.00%	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (685)	$ (747)
Minimum | CANADA | Pension Plans
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	2.75%	2.75%
Retirement age	58 years	58 years
Minimum | CANADA | Post Retirement Plans
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Retirement age	58 years	58 years
Maximum | CANADA | Pension Plans
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	3.00%	3.00%
Retirement age	60 years	60 years
Maximum | CANADA | Post Retirement Plans
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Retirement age	60 years	60 years
Later Than fifteen Years And Not Later Than Sixteen Years [Member] | Actuarial assumption of medical cost trend rates [member]
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Health care cost trend rate	4.00%
Quebec Silicon Limited Partnership | CANADA
Disclosure of defined benefit plans [line items]
Number of defined benefit plans sponsored | plan	2